LOSSES/GAINS ON DERIVATIVES AND OTHER FINANCIAL ITEMS, NET (Tables)	6 Months Ended
Jun. 30, 2019
Other Income and Expenses [Abstract]
Schedule of Other Financial Items

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands of $)	2019	2018	2019	2018
Mark-to-market (losses)/gains for interest rate swaps	(26,492)	7,829	(42,976)	18,522
Net interest income/(expense) on un-designated interest rate swaps	1,990	373	4,507	(85)
Unrealized mark-to-market gains on Earn-Out units	—	4,500	—	4,500
(Losses)/gains on derivative instruments	(24,502)	12,702	(38,469)	22,937

Amortization of debt guarantee (see note 13)	530	—	1,069	—
Foreign exchange gains/(losses) on capital lease obligation and related restricted cash	207	670	(600)	518
Foreign exchange gains/ (losses) on operations	142	(242)	(8)	(523)
Financing arrangement fees and other costs	(133)	(355)	(245)	(566)
Other financial items, net	746	73	216	(571)

(Losses)/gains on derivatives and Other financial items, net	(23,756)	12,775	(38,253)	22,366